Filed Via EDGAR

Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

December 19, 2007

Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account I ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or "SLUS")
Registration Statement on Form N-6 ("Registration Statement")

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a Registration Statement on Form N-6 of Sun Life of Canada (U.S.) Variable Account I.  The Registration Statement is being filed for the purpose of registering the variable portion of an indefinite number of flexible premium fixed and variable life insurance policies.

The prospectus within the Registration Statement is substantially similar to the Sun Life Assurance Company of Canada (U.S.)’s prospectus for the single life version of the product declared effective November 13, 2007 (File 333-143354).  The only differences are those related to providing benefits upon the death of the second insured and those related to the available riders.

We do not believe that the enclosed Registration Statement presents any substantial novel disclosure or regulatory issues.  A courtesy copy of the prospectus for the new policies, to be provided to the Commission Staff under separate cover, has been redlined to show each difference between it and the Sun Life Assurance Company of Canada (U.S.)’s prospectus as referenced above.  Additionally, a comparison memo will accompany the courtesy copy and be filed as correspondence.

Should you have any questions regarding this filing, please contact the undersigned at (781) 446-1638.

Respectfully yours,

/Susan J. Lazzo/

Susan J. Lazzo
Senior Counsel

cc: Joan Boros, Esq.